Income Taxes (Tables)	12 Months Ended
Jun. 27, 2021
Income Tax Disclosure [Abstract]
Schedule of total loss before income taxes consists
	June 27, 2021	June 28, 2020
Loss before tax:
U.S.	$(123,360)	$(81,208)
Foreign	(4,136)	(1,421)
Total loss before tax	$(127,496)	$(82,629)

Schedule of income tax (benefit) expense consists
	June 27, 2021	June 28, 2020
Current income tax provision:
State and local	$505	$732
Foreign	(122)	129
Total current provision	383	861

Deferred income tax provision:
U.S. Federal	9	3,544
State and local	(1,707)	4,068
Foreign	280	(210)
Total deferred provision	(1,418)	7,402
Total income tax (benefit) expense	$(1,035)	$8,263

Schedule of a reconciliation of the beginning and ending amount of unrecognized tax benefits
	June 27, 2021	June 28, 2020
Balance at beginning of year	$22	$21
Additions for tax positions of prior years	4	1
Reductions for tax positions of prior years	—	—
Tax settlements	—	—
Balance at end of year	$26	$22

Schedule of provision for income taxes differs from the amount computed by applying the statutory rate to the income before income taxes primarily due to the changes in the valuation allowance and state and local taxes
	June 27, 2021		June 28, 2020
U.S. federal statutory rate	$(26,774)	21.0%	$(17,352)	21.0%
State and local tax net of federal benefit	(6,190)	4.9	3,792	(4.6)
Deferred tax asset valuation allowance	34,060	(26.7)	21,606	(26.7)
Uncertain tax positions	2	0.0	2	0.0
Foreign tax rate difference	(1,251)	1.0	215	0.3
Other	(882)	0.7	—	0.0
Effective tax rate	$(1,035)	0.81%	$8,263	(10.0)%

Schedule of the tax effects of temporary differences and carryforwards that give rise to significant components of deferred income tax assets and liabilities
	June 27, 2021	June 28, 2020
Deferred income tax assets:
Reserves not currently deductible	$40,458	$20,610
Capital lease liability	98,545	94,107
Net operating loss, interest, and tax credit carryforwards	132,184	127,686
Subtotal	271,187	242,403
Less: Valuation allowance	166,323	129,902
Total net deferred income tax assets	104,864	112,501

Deferred income tax liabilities:
Property and equipment	85,377	90,471
Favorable and unfavorable leases	8,886	9,596
Goodwill and intangibles	22,468	25,165
Total deferred income tax liabilities	116,731	125,232
Net deferred income tax liabilities	$11,867	$12,731